Document and Entity Information Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity File Number	1-35779
Entity Registrant Name	USA Compression Partners, LP
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-2771546
Entity Address, Address Line One	8117 Preston Road
Entity Address, Address Line Two	Suite 300
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	545-0440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	USAC
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001522727
Amendment Flag	false